Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	THOMSON REUTERS CORPORATION
Entity Central Index Key	0001075124
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Address, State or Province	ON
Entity Incorporation, State or Country Code	A6
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Title of 12(b) Security	Common shares
Security Exchange Name	NYSE
Trading Symbol	TRI
Entity File Number	1-31349
Entity Address, Address Line One	333 Bay Street, Suite 300
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5H 2R2
City Area Code	647
Local Phone Number	480-7000
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	238
Auditor Location	NY
Entity Tax Identification Number	98-0176673
Entity Primary SIC Number	2741
Ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	476,059,110
Series II Preference Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,000,000
Thomson Reuters Founders Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	NY
Entity Address, Address Line One	Attn: Legal Department
Entity Address, Address Line Two	3 Times Square
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	540-3000
Contact Personnel Name	Thomson Reuters Holdings Inc.